Income Tax (Details) - Schedule of deferred tax assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	¥ 408	¥ 408
Deductible donation expenses carried forwards	2,646	2,646
Accrued expenses	4,448	4,250
Registration fees	3,537	3,351
Property and equipment	137	137
Net operating loss carry forwards	18,193	3,690
Total gross deferred tax assets	29,369	14,482
Valuation allowance on deferred tax assets	(802)	(802)
Deferred tax assets, net of valuation allowance	28,567	13,680
Deferred tax liabilities:
Property and equipment	(968)	(968)
Intangible assets	(10,388)	(11,153)
Government grants	(1,219)	(1,218)
Total deferred tax liabilities	(12,575)	(13,339)
Net deferred tax	15,992	341
Analysis as:
Deferred tax assets	28,567	13,680
Deferred tax liabilities	(12,575)	(13,339)
Net deferred tax (liabilities)/assets	¥ 15,992	¥ 341